Deposits	12 Months Ended
Oct. 31, 2023
Deposits
Deposits
NOTE 17:  DEPOSITS
Demand
deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at October 31, 2023 was $512 billion (October 31, 2022 – $436 billion).

Deposits
(millions of Canadian dollars)	As at
	By Type				By Country			October 31 2023	October 31 2022
	Demand	Notice	Term	1	Canada	United States	International	Total	Total
Personal	$16,268	$491,466	$118,862		$321,737	$304,859	$–	$626,596	$660,838
Banks	11,205	310	19,710		19,120	10,002	2,103	31,225	38,263

Business and government 2	131,167	193,493	215,709		376,857	159,779	3,733	540,369	530,869
	158,640	685,269	354,281		717,714	474,640	5,836	1,198,190	1,229,970
Trading	–	–	30,980		21,794	2,715	6,471	30,980	23,805

Designated at fair value through profit or loss 3	–	–	191,988		34,356	81,268	76,364	191,988	162,645
Total	$158,640	$685,269	$577,249		$773,864	$558,623	$88,671	$1,421,158	$1,416,420
Non-interest-bearing deposits included above 4
Canada								$61,581	$76,551
United States								76,376	91,152
International								23	23
Interest-bearing deposits included above 4
Canada								712,283	686,518
United States 5								482,247	493,617
International								88,648	68,559
Total 2,6								$1,421,158	$1,416,420

1
Includes $103.3 billion (October 31, 2022 – $89.4 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $57 billion relating to covered bondholders (October 31, 2022 – $34 billion).
3
Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $142.3 million (October 31, 2022 – $140.5 million) of loan commitments and financial guarantees designated at FVTPL.

4	The geographical splits of the deposits are based on the point of origin of the deposits.
5	Includes $13.9 billion (October 31, 2022 – $ 9.5 bi llion ) of U.S. federal funds deposited and $9.0 billion (October 31, 2022 – nil) of deposits and advances with the FHLB.
6	Includes deposits of $779.9 billion (October 31, 2022 – $814.9 billion) denominated in U.S. dollars and $115 billion (October 31, 2022 – $84.4 billion) denominated in other foreign currencies.

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2023	October 31 2022
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$81,215	$17,268	$10,131	$5,742	$4,455	$51	$118,862	$69,661
Banks	19,705	–	–	–	4	1	19,710	22,676
Business and government	88,034	33,723	32,026	25,716	16,558	19,652	215,709	190,136
Trading	16,416	6,510	3,118	1,502	2,092	1,342	30,980	23,805

Designated at fair value through profit or loss	191,876	112	–	–	–	–	191,988	162,645
Total	$397,246	$57,613	$45,275	$32,960	$23,109	$21,046	$577,249	$468,923

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2023	October 31 202 2
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$25,139	$22,387	$33,689	$81,215	$43,791
Banks	19,676	29	–	19,705	22,670
Business and government	42,070	24,487	21,477	88,034	87,517
Trading	2,956	5,278	8,182	16,416	14,153

Designated at fair value through profit or loss	78,652	37,959	75,265	191,876	161,745
Total	$168,493	$90,140	$138,613	$397,246	$329,876